UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-2214

Columbia Funds Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	5/31/05

Date of reporting period:	6/1/04 - 8/31/04

Item 1: Schedule of Investments.

Columbia Strategic Income Fund

Investment Portfolio

August 31, 2004  (Unaudited)

				Par		Value
Bonds & Notes - 99.1%
CORPORATE FIXED-INCOME BONDS & NOTES - 40.4%
AGRICULTURE - 0.2%
Agriculture Production - 0.2%
Seminis Vegetable Seeds, Inc.,
	10.250%	10/01/13		USD	2,332,000	2,565,200
				Agriculture Production Total		2,565,200
				AGRICULTURE TOTAL		2,565,200

CONSTRUCTION - 1.6%
Building Construction - 1.6%
Associated Materials, Inc.,
	(a)	03/01/14		1,095,000		771,975
	(11.250%	03/01/09)	(b)
Atrium Companies, Inc.,
Series B,
	10.500%	05/01/09		3,885,000		4,088,962
Building Materials Corp.,
	7.750%	08/01/14	(b)	1,000,000		970,000
D.R. Horton, Inc.,
	9.750%	09/15/10		2,855,000		3,347,487
K. Hovnanian Enterprises, Inc.:
	8.875%	04/01/12		1,270,000		1,403,350
	10.500%	10/01/07		1,470,000		1,705,200
Norcraft Companies,
	9.000%	11/01/11	(b)	835,000		893,450
Nortek Holdings, Inc.,
	8.500%	09/01/14		695,000		722,800
Standard Pacific Corp.,
	9.250%	04/15/12		2,470,000		2,809,625
WII Components, Inc.,
	10.000%	02/15/12	(b)	1,760,000		1,742,400
William Lyon Homes, Inc.,
	10.750%	04/01/13		1,245,000		1,425,525
				Building Construction Total		19,880,774
				CONSTRUCTION TOTAL		19,880,774

CONSUMER STAPLES - 0.3%
Household Products - 0.3%
Elizabeth Arden, Inc.,
	7.750%	01/15/14		1,365,000		1,416,188
Playtex Products, Inc.,
	9.375%	06/01/11		2,960,000		3,004,400
				Household Products Total		4,420,588
				CONSUMER STAPLES TOTAL		4,420,588

FINANCE, INSURANCE & REAL ESTATE - 1.5%
Depository Institutions - 0.1%
Western Financial Bank,
	9.625%	05/15/12		1,090,000		1,199,000
				Depository Institutions Total		1,199,000

Financial Services - 1.3%
Dollar Financial Group,
	9.750%	11/15/11		2,385,000		2,528,100
E*Trade Financial Corp.,
	8.000%	06/15/11	(b)	1,370,000		1,390,550
Finova Group, Inc.,
	7.500%	11/15/09		2,673,000		1,323,135
Global Cash Access LLC/ Global Cash Finance Group,
	8.750%	03/15/12	(b)	1,740,000		1,831,350

LaBranche & Co.,
	11.000%	05/15/12	(b)	2,720,000	2,747,200
Pemex Finance Ltd.:
	9.150%	11/15/18		2,485,000	3,142,730
	10.610%	08/15/17		1,650,000	2,248,835
Thornburg Mortgage, Inc.,
	8.000%	05/15/13		1,545,000	1,575,900
				Financial Services Total	16,787,800

Real Estate - 0.1%
La Quinta Properties,
	7.000%	08/15/12	(b)	500,000	515,625
				Real Estate Total	515,625
				FINANCE, INSURANCE & REAL ESTATE TOTAL	18,502,425

INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
SPX Corp.,
	7.500%	01/01/13		680,000	710,600
				Industrial Conglomerates Total	710,600
				INDUSTRIALS TOTAL	710,600

MANUFACTURING - 12.1%
Apparel - 0.4%
Broder Brothers Co.,
	11.250%	10/15/10		1,360,000	1,349,800
Levi Strauss & Co.,
	12.250%	12/15/12		1,435,000	1,488,812
Phillips Van-Heusen:
	7.250%	02/15/11		815,000	837,413
	8.125%	05/01/13		850,000	901,000
Warnaco, Inc.,
	8.875%	06/15/13		610,000	674,050
				Apparel Total	5,251,075

Auto Parts & Equipment - 0.9%
Accuride Corp.,
	9.250%	02/01/08		875,000	896,875
Dana Corp.,
	9.000%	08/15/11		780,000	932,100
Delco Remy International, Inc.,
	11.000%	05/01/09		1,695,000	1,809,412
Dura Operating Corp.:
	8.625%	04/15/12		2,125,000	2,178,125
	9.000%	05/01/09		1,780,000	1,744,400
Goodyear Tire & Rubber Co.,
	7.857%	08/15/11		1,680,000	1,575,000
Navistar International,
	7.500%	06/15/11		1,450,000	1,518,875
TRW Automotive, Inc.,
	9.375%	02/15/13		415,000	479,325
				Auto Parts & Equipment Total	11,134,112

Chemicals & Allied Products - 2.5%
Avecia Group PLC,
	11.000%	07/01/09		1,020,000	808,350
BCP Caylux Holdings Lux SCA,
	9.625%	06/15/14	(b)	1,180,000	1,268,500
Crompton Corp.,
	2.561%	08/01/10	(b)(c)	1,430,000	1,455,025
Equistar Chemicals Funding LP,
	10.625%	05/01/11		2,615,000	2,928,800
HMP Equity Holdings Corp.,
	(d)	05/15/08		2,315,000	1,377,425
Huntsman ICI Holdings LLC,
	(d)	12/31/09		11,835,000	6,035,850
IMC Global, Inc.,
	10.875%	08/01/13		1,835,000	2,312,100

Invista,
	9.250%	05/01/12	(b)	1,150,000	1,224,750
Koppers Industries, Inc.,
	9.875%	10/15/13		2,180,000	2,408,900
Lyondell Chemical Co.,
	9.625%	05/01/07		2,825,000	3,022,750
Nova Chemicals Corp.,
	6.500%	01/15/12		780,000	789,992
Terra Capital, Inc.,
	12.875%	10/15/08		2,990,000	3,677,700
UAP Holding Corp.,
	(a)	07/15/12
	(10.750%	01/15/08)	(b)	1,630,000	1,263,250
United Agricultural Products, Inc.,
	8.250%	12/15/11	(b)	1,395,000	1,499,625
Westlake Chemical Corp.,
	8.750%	07/15/11		1,180,000	1,312,750
				Chemicals & Allied Products Total	31,385,767

Electronic & Electrical Equipment - 0.4%
Amkor Technology, Inc.:
	5.750%	06/01/06		1,790,000	1,645,654
	9.250%	02/15/08		1,970,000	1,910,900
Condor Systems, Inc.,
	11.875%	05/01/09	(e)(f)	4,000,000	280,000
Lucent Technologies, Inc.,
	6.450%	03/15/29		1,700,000	1,326,000
				Electronic & Electrical Equipment Total	5,162,554

Fabricated Metal - 0.2%
Earle M. Jorgensen & Co.,
	9.750%	06/01/12		2,300,000	2,553,000
				Fabricated Metal Total	2,553,000

Food & Kindred Products - 1.0%
Constellation Brands, Inc.,
	8.125%	01/15/12		1,175,000	1,283,688
Del Monte Corp.,
	9.250%	05/15/11		1,600,000	1,760,000
Dole Food Co., Inc.,
	8.625%	05/01/09		1,485,000	1,574,100
Merisant Co.,
	9.500%	07/15/13	(b)	1,205,000	1,180,900
Pinnacle Foods Holdings,
	8.250%	12/01/13	(b)	2,190,000	2,102,400
Premier International Foods PLC,
	12.000%	09/01/09		2,350,000	2,491,000
Tabletop Holdings, Inc.,
	(a)	05/15/14
	(12.250%	11/15/08)		2,930,000	1,611,500
				Food & Kindred Products Total	12,003,588

Furniture & Fixtures - 0.2%
Congoleum Corp.,
	8.625%	08/01/08	(g)	1,305,000	1,030,950
Tempur-Pedic, Inc.,
	10.250%	08/15/10		1,446,000	1,626,750
				Furniture & Fixtures Total	2,657,700

Lumber & Wood Products - 0.2%
Georgia-Pacific Corp.,
	8.000%	01/15/24		750,000	811,875
Millar Western Forest,
	7.750%	11/15/13		1,260,000	1,300,950
				Lumber & Wood Products Total	2,112,825

Miscellaneous Manufacturing - 1.8%
Amscan Holdings, Inc.,
	8.750%	05/01/14	(b)	2,045,000	2,045,000
Fastentech, Inc.,
	11.500%	05/01/11	(b)	2,475,000	2,765,813
Hexcel Corp.,
	9.750%	01/15/09		1,385,000	1,457,713
J.B. Poindexter & Co.,
	8.750%	03/15/14	(b)	1,835,000	1,931,338
Mueller Group, Inc.,
	10.000%	05/01/12	(b)	1,580,000	1,694,550
Newcor, Inc., PIK,
	6.000%	01/31/13	(f)	847,510	516,981
Rexnord Corp.,
	10.125%	12/15/12		1,040,000	1,170,000
Superior Essex Communications Group, LLC,
	9.000%	04/15/12	(b)	1,420,000	1,398,700
Tekni-Plex, Inc.,
	12.750%	06/15/10		1,755,000	1,684,800
Terex Corp., Series 2001 B,
	10.375%	04/01/11		1,700,000	1,921,000
TriMas Corp.,
	9.875%	06/15/12		4,165,000	4,414,900
Trinity Industries, Inc.,
	6.500%	03/15/14	(b)	740,000	710,400
				Miscellaneous Manufacturing Total	21,711,195

Paper Products - 1.0%
Buckeye Technologies, Inc.,
	8.500%	10/01/13		390,000	411,450
Caraustar Industries, Inc.,
	9.875%	04/01/11		1,605,000	1,693,275
Consolidated Container Co., LLC,
	(a)	06/15/09
	(10.750%	06/15/07)	(b)	1,500,000	1,200,000
MDP Acquisitions PLC,
	9.625%	10/01/12		2,800,000	3,157,000
Newark Group, Inc.,
	9.750%	03/15/14	(b)	1,100,000	1,072,500
Norske Skog Canada Ltd.:
	7.375%	03/01/14		565,000	573,475
	8.625%	06/15/11		850,000	920,125
Portola Packaging, Inc.,
	8.250%	02/01/12		1,170,000	1,000,350
Smurfit-Stone Container Corp.,
	8.250%	10/01/12		1,600,000	1,744,000
Solo Cup Co.,
	8.500%	02/15/14		775,000	744,000
				Paper Products Total	12,516,175

Primary Metal - 0.9%
Bayou Steel Corp.,
	9.000%	03/31/11		750,000	697,500
Kaiser Aluminum & Chemical Corp.,
	10.875%	10/15/06	(e)	3,200,000	3,104,000
Metallurg, Inc.,
	11.000%	12/01/07		2,200,000	1,254,000
Oregon Steel Mills, Inc.,
	10.000%	07/15/09		995,000	1,059,675
Steel Dynamics, Inc.,
	9.500%	03/15/09		940,000	1,038,700
UCAR Finance, Inc.,
	10.250%	02/15/12		2,200,000	2,497,000
Wise Metals Group LLC,
	10.250%	05/15/12	(b)	1,725,000	1,742,250
				Primary Metal Total	11,393,125

Printing & Publishing - 1.9%
Dex Media, Inc.:
	(a)	11/15/13
	(9.000%	11/15/08)	(b)	1,375,000	1,007,187
	8.000%	11/15/13	(b)	1,800,000	1,863,000
Dex Media East LLC,
	12.125%	11/15/12		1,677,000	2,062,710
Dex Media West LLC,
	9.875%	08/15/13		1,621,000	1,864,150
Haights Cross Communications, Inc.:
	(a)	08/15/11
	(12.500%	02/01/09)		1,735,000	1,006,300
	11.750%	08/15/11		1,690,000	1,850,550
Hollinger, Inc.,
	11.875%	03/01/11	(b)	1,157,000	1,324,765
Primedia, Inc.,
	8.875%	05/15/11		2,330,000	2,277,575
Quebecor Media, Inc.,
	11.125%	07/15/11		3,000,000	3,450,000
Sheridan Group,
	10.250%	08/15/11	(b)	1,290,000	1,377,075
Von Hoffman Corp.,
	10.250%	03/15/09		3,250,000	3,615,625
Yell Finance BV,
	10.750%	08/01/11		1,560,000	1,817,400
				Printing & Publishing Total	23,516,337

Stone, Clay, Glass & Concrete - 0.5%
Crown European Holdings SA,
	10.875%	03/01/13		1,800,000	2,097,000
Owens-Brockway Glass Container,
	8.250%	05/15/13		340,000	359,550
Owens-Illinois, Inc.:
	7.350%	05/15/08		1,950,000	2,003,625
	7.500%	05/15/10		440,000	447,700
US Concrete, Inc.,
	8.375%	04/01/14		1,670,000	1,724,275
				Stone, Clay, Glass & Concrete Total	6,632,150

Textile Mill Products - 0.1%
Collins & Aikman Floor Covering, Inc.,
	9.750%	02/15/10		1,400,000	1,449,000
				Textile Mill Products Total	1,449,000

Tobacco Products - 0.1%
North Atlantic Trading,
	9.250%	03/01/12		1,245,000	1,213,875
				Tobacco Products Total	1,213,875
				MANUFACTURING TOTAL	150,692,478

MINING & ENERGY - 2.5%
Oil & Gas Extraction - 1.8%
Benton Oil & Gas Co.,
	9.375%	11/01/07		2,445,000	2,493,900
Chesapeake Energy Corp.,
	7.500%	06/15/14		1,555,000	1,659,963
Compton Petroleum Corp.,
	9.900%	05/15/09		2,200,000	2,425,500
Encore Acquisition Co.,
	8.375%	06/15/12		1,885,000	2,054,650
Energy Partners Ltd.,
	8.750%	08/01/10		1,150,000	1,219,000
Ferrellgas Partners LP,
	8.750%	06/15/12		1,520,000	1,660,600

Gazprom,
	9.625%	03/01/13		5,760,000	6,249,600
Magnum Hunter Resources, Inc.,
	9.600%	03/15/12		1,472,000	1,656,000
Pride International, Inc.,
	7.375%	07/15/14	(b)	865,000	919,063
TransTexas Gas Corp.,
	15.000%	03/15/05	(f)(h)	465,296	5
Whiting Petroleum Corp.,
	7.250%	05/01/12		2,290,000	2,301,450
				Oil & Gas Extraction Total	22,639,731

Oil & Gas Field Services - 0.7%
CHC Helicopter Corp.,
	7.375%	05/01/14	(b)	1,450,000	1,464,500
J. Ray McDermott SA,
	11.000%	12/15/13	(b)	1,360,000	1,394,000
Newpark Resources, Inc.,
	8.625%	12/15/07		1,560,000	1,583,400
Petroleum Helicopters, Inc.,
	9.375%	05/01/09		2,710,000	2,859,050
Premcor Refining Group,
	7.500%	06/15/15		1,430,000	1,522,950
				Oil & Gas Field Services Total	8,823,900
				MINING & ENERGY TOTAL	31,463,631

RETAIL TRADE - 0.9%
Apparel & Accessory - 0.1%
Finlay Fine Jewelry Corp.,
	8.375%	06/01/12	(b)	1,460,000	1,554,900
Saks, Inc.,
	7.000%	12/01/13		533,000	531,668
				Apparel & Accessory Total	2,086,568

Food Stores - 0.2%
Stater Brothers Holdings,
	8.125%	06/15/12	(b)	2,085,000	2,163,188
				Food Stores Total	2,163,188

Miscellaneous Retail - 0.6%
Asbury Automotive Group,
	8.000%	03/15/14		1,630,000	1,577,025
Jean Coutu Group PJC, Inc.,
	8.500%	08/01/14	(b)	1,205,000	1,209,519
Leiner Health Products,
	11.000%	06/01/12	(b)	430,000	449,350
Rite Aid Corp.,
	9.250%	06/01/13		2,435,000	2,562,837
Steinway Musical Instruments, Inc.,
	8.750%	04/15/11		1,260,000	1,360,800
				Miscellaneous Retail Total	7,159,531
				RETAIL TRADE TOTAL	11,409,287

SERVICES - 7.4%
Amusement & Recreation - 3.9%
Ameristar Casinos, Inc.,
	10.750%	02/15/09		750,000	849,375
AMF Bowling Worldwide, Inc.,
	10.000%	03/01/10	(b)	1,340,000	1,390,250
Bombardier Recreational,
	8.375%	12/15/13	(b)	2,355,000	2,425,650
Boyd Gaming Corp.,
	8.750%	04/15/12		780,000	854,100
Circus & Eldorado/Silver Legacy Capital Corp.,
	10.125%	03/01/12		1,495,000	1,551,063
Equinox Holdings, Inc.,
	9.000%	12/15/09	(b)	2,130,000	2,175,263

Hard Rock Hotel, Inc.,
	8.875%	06/01/13		1,555,000	1,652,187
Hollywood Casino Shreveport,
	13.000%	08/01/06	(h)	5,220,000	4,645,800

Inn of the Mountain Gods Resort,
	12.000%	11/15/10		1,680,000	1,898,400
K2, Inc.,
	7.375%	07/01/14	(b)	990,000	1,040,906
LCE Acquisition Corp.,
	9.000%	08/01/14	(b)	2,435,000	2,465,438
Marquee Holdings, Inc.,
	(a)	08/15/14	(b)	4,935,000	2,886,975
	(12.000%	08/15/09)
MGM Mirage, Inc.,
	8.375%	02/01/11		2,135,000	2,311,137
Mohegan Tribal Gaming Authority,
	7.125%	08/15/14	(b)	355,000	363,875
NCL Corp.,
	10.625%	07/15/14	(b)	710,000	727,750
Park Place Entertainment Corp.,
	9.375%	02/15/07		660,000	732,600
Pinnacle Entertainment, Inc.:
	8.250%	03/15/12		3,500,000	3,517,500
	8.750%	10/01/13		1,990,000	2,019,850
Premier Entertainment Biloxi Financial,
	10.750%	02/01/12	(b)	1,120,000	1,173,200
River Rock Entertainment,
	9.750%	11/01/11		1,970,000	2,088,200
Seneca Gaming Corp.,
	7.250%	05/01/12	(b)	1,860,000	1,897,200
Six Flags, Inc.,
	9.500%	02/01/09		5,245,000	5,035,200
Station Casinos, Inc.,
	6.875%	03/01/16		520,000	518,700
Town Sports International, Inc.,
	(a)	02/01/14
	(11.000%	02/01/09)	(b)	2,395,000	1,149,600
Vail Resorts, Inc.,
	6.750%	02/15/14		920,000	906,200
Warner Music Group,
	7.375%	04/15/14	(b)	1,920,000	1,910,400
Wynn Las Vegas LLC,
	12.000%	11/01/10		796,000	981,070
				Amusement & Recreation Total	49,167,889

Business Services - 0.2%
Iron Mountain, Inc.,
	7.750%	01/15/15		470,000	488,800
Language Line Holdings, Inc.,
	11.125%	06/15/12	(b)	1,965,000	1,989,563
				Business Services Total	2,478,363

Funeral Services - 0.2%
Service Corp. International,
	7.700%	04/15/09		2,385,000	2,534,063
				Funeral Services Total	2,534,063

Health Services - 2.0%
Bio-Rad Laboratories, Inc.,
	7.500%	08/15/13		2,020,000	2,153,825
Coventry Health Care, Inc.,
	8.125%	02/15/12		2,550,000	2,830,500
Insight Health Services Corp.,
	9.875%	11/01/11		2,400,000	2,424,000
MedQuest, Inc.,
	11.875%	08/15/12		2,700,000	3,051,000
MQ Associates, Inc.,
	12.250%	08/15/12	(b)	3,705,000	2,297,100

PacifiCare Health Systems, Inc.,
	10.750%	06/01/09		591,000	685,560
Team Health, Inc.,
	9.000%	04/01/12	(b)	1,600,000	1,568,000
Tenet Healthcare Corp.:
	6.375%	12/01/11		195,000	174,525
	9.875%	07/01/14	(b)	4,365,000	4,550,512
United Surgical Partners International, Inc.,
	10.000%	12/15/11		2,235,000	2,547,900
US Oncology, Inc.,
	9.000%	08/15/12	(b)	1,955,000	2,038,088
				Health Services Total	24,321,010

Hotels, Camps & Lodging - 0.2%
Host Marriott, LP,
	7.000%	08/15/12	(b)	345,000	354,487
Starwood Hotels & Resorts Worldwide, Inc.,
	7.875%	05/01/12		1,505,000	1,693,125
				Hotels, Camps & Lodging Total	2,047,612

Other Services - 0.9%
Advanstar Communications, Inc.:
	(a)	10/15/11
	(15.000%	10/15/05)		1,555,000	1,321,750
	12.000%	02/15/11		1,840,000	1,945,800
Cornell Companies, Inc.,
	10.750%	07/01/12	(b)	490,000	477,750
Corrections Corp. of America,
	9.875%	05/01/09		850,000	948,812
Geo Group, Inc.,
	8.250%	07/15/13		940,000	954,100
NationsRent, Inc.,
	9.500%	10/15/10	(b)	2,575,000	2,755,250
Securus Technologies, Inc.,
	11.000%	09/01/11	(b)(i)	1,855,000	1,817,900
Williams Scotsman, Inc.,
	9.875%	06/01/07		1,130,000	1,121,525
				Other Services Total	11,342,887
				SERVICES TOTAL	91,891,824

TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES - 11.6%
Aerospace - 0.6%
Argo Tech Corp.,
	9.250%	06/01/11	(b)	1,215,000	1,281,825
BE Aerospace, Inc.,
	8.875%	05/01/11		2,095,000	2,042,625
Sequa Corp.,
	8.875%	04/01/08		1,335,000	1,435,125
Standard Aero Holdings, Inc.,
	8.250%	09/01/14	(b)	1,370,000	1,404,250
TransDigm, Inc.,
	8.375%	07/15/11		1,175,000	1,239,625
				Aerospace Total	7,403,450

Air Transportation - 0.5%
Continental Airlines, Inc.
	7.568%	12/01/06		2,450,000	1,739,500
Delta Air Lines, Inc.,
	7.900%	12/15/09		2,965,000	948,800
Northwest Airlines, Inc.,
	9.875%	03/15/07		2,690,000	2,030,950
United Airlines,
	1.535%	03/02/49	(c)	1,932,885	1,526,979
				Air Transportation Total	6,246,229

Broadcasting - 0.9%
Granite Broadcasting Corp.,
	9.750%	12/01/10		2,290,000	2,158,325
Sinclair Broadcast Group, Inc.,
	8.750%	12/15/11		960,000	1,036,800
Spanish Broadcasting System,
	9.625%	11/01/09		2,325,000	2,452,875
TV Azteca SA de CV,
	10.500%	02/15/07		3,565,000	3,654,125
XM Satellite Radio, Inc.,
	7.194%	05/01/09	(c)	1,380,000	1,390,350
				Broadcasting Total	10,692,475

Cable - 2.2%
Atlantic Broadband Financial,
	9.375%	01/15/14	(b)	1,965,000	1,827,450
Cablevision Systems Corp.,
	5.660%	04/01/09	(b)(c)	1,580,000	1,619,500
Charter Communications Holding LLC:
	9.920%	04/01/11		10,215,000	8,095,387
	10.250%	09/15/10		1,130,000	1,166,725
CSC Holdings, Inc.:
	6.750%	04/15/12	(b)	910,000	900,900
	7.625%	04/01/11		180,000	187,650
DirecTV Holdings LLC,
	8.375%	03/15/13		1,300,000	1,478,750
EchoStar DBS Corp.,
	6.375%	10/01/11	(b)	1,960,000	1,967,350
Insight Communications, Inc.,
	(a)	02/15/11
	(12.250%	02/15/06)		2,485,000	2,199,225
Insight Midwest,
	9.750%	10/01/09		1,020,000	1,065,900
Northland Cable Television, Inc.,
	10.250%	11/15/07		2,835,000	2,764,125
Panamsat Corp.,
	9.000%	08/15/14		910,000	946,400
Pegasus Satellite Communications, Inc.,
	11.250%	01/15/10	(b)(e)	2,290,000	1,505,675
Telenet Group Holding NV,
	(a)	06/15/14
	(11.500%	12/15/08)	(b)	2,210,000	1,464,125
				Cable Total	27,189,162

Electric, Gas & Sanitary Services - 0.5%
Allied Waste North America, Inc.:
	7.875%	04/15/13		1,940,000	2,046,700
	8.500%	12/01/08		2,330,000	2,557,175
Waste Services, Inc.,
	9.500%	04/15/14	(b)	1,645,000	1,464,050
				Electric, Gas & Sanitary Services Total	6,067,925

Electric Services - 0.9%
Beaver Valley Funding Corp.,
	9.000%	06/01/17		2,260,000	2,632,357
CMS Energy Corp.,
	8.900%	07/15/08		2,360,000	2,572,400
Illinova Corp.,
	11.500%	12/15/10		850,000	1,017,875
Nevada Power Co.:
	9.000%	08/15/13		1,060,000	1,184,550
	10.875%	10/15/09		2,025,000	2,333,812
TNP Enterprises, Inc.,
	10.250%	04/01/10		1,630,000	1,760,400
				Electric Services Total	11,501,394

Marine Services - 0.3%
Stena AB:
	7.500%	11/01/13		2,215,000	2,203,925
	9.625%	12/01/12		1,425,000	1,582,462
				Marine Services Total	3,786,387

Marine Transportation - 0.3%
Ship Finance International Ltd.,
	8.500%	12/15/13		3,230,000	3,114,979
Teekay Shipping Corp.,
	8.875%	07/15/11		485,000	540,775
				Marine Transportation Total	3,655,754

Pipelines - 1.2%
Coastal Corp.,
	7.750%	06/15/10		3,550,000	3,416,875
Northwest Pipeline Corp.,
	8.125%	03/01/10		760,000	853,100
Sonat, Inc.:
	6.875%	06/01/05		1,000,000	1,010,000
	7.625%	07/15/11		4,230,000	4,060,800
Southern Natural Gas Co.,
	8.875%	03/15/10		1,335,000	1,501,875
Williams Companies, Inc.,
	8.125%	03/15/12		3,330,000	3,829,500
				Pipelines Total	14,672,150

Radio & Telephone Communications - 2.3%
American Cellular Corp., Series B,
	10.000%	08/01/11		1,430,000	1,172,600
American Towers, Inc.,
	7.250%	12/01/11		1,150,000	1,184,500
Dobson Communications Corp.,
	8.875%	10/01/13		2,580,000	1,780,200
Horizon PCS, Inc.,
	13.750%	06/15/11	(e)	2,975,000	1,100,750
iPCS Escrow Co.,
	11.500%	05/01/12	(b)	705,000	740,250
Nextel Communications, Inc.,
	7.375%	08/01/15		3,700,000	3,866,500
Nextel Partners, Inc.,
	8.125%	07/01/11		2,655,000	2,774,475
Rogers Cantel, Inc.,
	9.750%	06/01/16		2,850,000	3,263,250
Rural Cellular Corp.,
	8.250%	03/15/12	(b)	1,215,000	1,233,225
SBA Communications Corp.:
	(a)	12/15/11
	(9.750%	12/15/07)		1,100,000	858,000
	10.250%	02/01/09		3,245,000	3,423,475
Spectrasite, Inc.,
	8.250%	05/15/10		1,120,000	1,171,800
Ubiquitel Operating Co.,
	9.875%	03/01/11		1,255,000	1,276,963
US Unwired, Inc.,
	(a)	11/01/09
	(13.750%	11/01/04)		2,315,000	2,372,875
Western Wireless Corp.,
	9.250%	07/15/13		2,205,000	2,282,175
				Radio & Telephone Communications Total	28,501,038

Railroad - 0.2%
TFM SA de CV,
	12.500%	06/15/12		2,210,000	2,436,525
				Railroad Total	2,436,525

Telecommunication Services - 1.5%
Axtel SA,
	11.000%	12/15/13		2,260,000	2,293,900
Carrier1 International SA,
	13.250%	02/15/09	(e)	6,000,000	540,000

Cincinnati Bell, Inc.,
	8.375%	01/15/14		1,815,000		1,606,275
Fairpoint Communications,
	11.875%	03/01/10		1,670,000		1,912,150
Qwest Capital Funding:
	7.250%	02/15/11		4,830,000		4,129,650
	7.750%	02/15/31		2,065,000		1,522,937
Qwest Services Corp.,
	13.500%	12/15/10	(b)	3,950,000		4,552,375
Time Warner Telecom LLC:
	9.750%	07/15/08		2,120,000		2,045,800
	10.125%	02/01/11		750,000		708,750
				Telecommunication Services Total		19,311,837

Transportation Services - 0.2%
Allied Holdings, Inc.,
	8.625%	10/01/07		1,410,000		1,128,000
QDI Capital Corp.,
	9.000%	11/15/10	(b)	2,060,000		1,905,500
				Transportation Services Total		3,033,500
				TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES TOTAL		144,497,826

UTILITY - 2.2%
Independent Power Producers - 2.2%
AES Corp.:
	9.000%	05/15/15	(b)	2,985,000		3,320,812
	9.500%	06/01/09		1,646,000		1,822,945
Caithness Coso Funding Corp.,
	9.050%	12/15/09		2,585,820		2,844,402
Calpine Canada Energy Finance,
	8.500%	05/01/08		1,155,000		739,200
Calpine Corp.,
	8.500%	07/15/10	(b)	2,080,000		1,632,800
Calpine Generating Co.:
	10.250%	04/01/11	(b)(c)	2,030,000		1,786,400
	11.500%	04/01/11	(b)	2,260,000		1,943,600
Dynegy Holdings, Inc.:
	6.875%	04/01/11		1,895,000		1,733,925
	9.875%	07/15/10	(b)	960,000		1,070,400
Edison Mission Energy,
	9.875%	04/15/11		2,290,000		2,633,500
Mission Energy Holding,
	13.500%	07/15/08		710,000		896,375
MSW Energy Holdings Finance:
	7.375%	09/01/10		800,000		832,000
	8.500%	09/01/10		2,250,000		2,452,500
Orion Power Holdings, Inc.,
	12.000%	05/01/10		1,405,000		1,756,250
PSE&G Energy Holdings, Inc.,
	8.625%	02/15/08		2,495,000		2,732,025
				Independent Power Producers Total		28,197,134
				UTILITY TOTAL		28,197,134

Total Corporate Fixed-Income Bonds & Notes (Cost of $495,542,347)						504,231,767

Foreign Government Obligations - 33.2%
Aries Vermogensverwaltng,
	7.750%	10/25/09	(b)	EUR	2,500,000	3,248,548
Commonwealth of Australia,
	8.750%	08/15/08		AUD	13,580,000	10,726,280
European Investment Bank,
	7.625%	12/07/07		GBP	5,110,000	9,883,610
Government of Canada:
	6.000%	06/01/11		CAD	5,950,000	4,975,059
	10.000%	06/01/08		24,110,000		22,407,492

Government of Hungary,
	6.250%	06/12/07		HUF	750,000,000	3,314,076
Government of New Zealand:
	6.000%	11/15/11		NZD	21,400,000	13,881,142
	6.500%	04/15/13			27,600,000	18,457,048
Government of Norway,
	5.500%	05/15/09		NOK	41,770,000	6,599,039
Government of Spain,
	5.500%	07/30/17		EUR	7,635,000	10,414,813

Government of Sweden:
	5.000%	01/28/09		SEK	153,580,000	21,547,791
	6.750%	05/05/14			86,735,000	13,689,641
Ministry of Finance Russia,
	12.750%	06/24/28		USD	7,430,000	11,275,025
Poland Government Bond,
	8.500%	05/12/07		PLN	29,915,000	8,329,577
Republic of Brazil:
	7.336%	06/29/09	(c)	USD	6,350,000	6,348,539
	11.000%	08/17/40			3,725,000	3,987,612
	11.500%	04/02/09		EUR	4,250,000	5,845,949
	14.500%	10/15/09		USD	12,750,000	16,065,000
Republic of Bulgaria:
	2.750%	07/28/11	(c)		7,280,000	7,261,800
	8.250%	01/15/15			4,215,000	5,169,698
Republic of Colombia:
	10.000%	01/23/12			5,523,000	6,158,145
	10.750%	01/15/13			2,830,000	3,254,500
	11.500%	05/31/11		EUR	3,010,000	4,364,009
	11.750%	02/25/20		USD	4,620,000	5,613,300
Republic of Germany:
	4.250%	07/04/14		EUR	11,740,000	14,559,950
	6.000%	07/04/07			10,280,000	13,646,774
Republic of Greece,
	5.350%	05/18/11			10,000,000	13,306,651
Republic of Italy,
	5.000%	02/01/12			23,170,000	30,260,774
Republic of Panama:
	8.125%	04/28/34		USD	3,300,000	3,196,875
	8.875%	09/30/27			3,230,000	3,326,900
Republic of Peru,
	9.875%	02/06/15			6,100,000	6,862,500
Republic of Philippines,
	8.250%	01/15/14			3,325,000	3,255,175
Republic of South Africa:
	5.250%	05/16/13		EUR	11,030,000	13,485,438
	13.000%	08/31/10		ZAR	24,700,000	4,395,244
Republic of Venezuela,
	9.250%	09/15/27		USD	6,945,000	6,483,158
Russian Federation:
	5.000%	03/31/30			6,060,000	5,808,510
	11.000%	07/24/18			5,752,000	7,527,642
United Kingdom Treasury:
	5.000%	03/07/12		GBP	2,540,000	4,606,291
	7.500%	12/07/06			6,535,000	12,469,079
	9.000%	07/12/11			4,750,000	10,585,752
United Mexican States:
	7.500%	03/08/10		EUR	5,040,000	7,000,154
	7.500%	04/08/33		USD	9,255,000	9,764,025
	11.375%	09/15/16			7,590,000	11,149,710
Western Australia Treasury Corp.,
	7.000%	04/15/11		AUD	14,330,000	10,809,403
Total Foreign Government Obligations (Cost of $377,304,893)						415,317,698

U.S. Government Agencies & Obligations - 25.4%
Federal Home Loan Mortgage Corp.:
5.000%	08/25/10		8,600,000	8,765,257
7.500%	03/01/16		10,936	11,279
8.000%	04/01/06-05/01/16		80,070	83,018
8.500%	02/01/07-07/01/10		71,564	75,669
8.750%	06/01/08-07/01/08		13,411	14,159
9.000%	06/01/08-01/01/22		91,095	99,792
9.250%	08/01/08-05/01/16		93,708	103,490
9.500%	11/01/08-08/01/16		68,553	74,365
9.750%	12/01/08-09/01/16		11,248	12,249
10.000%	07/01/09-11/01/19		145,388	158,963
10.500%	11/01/11-10/01/24		96,629	109,669
10.750%	05/01/10-09/01/13		169,079	187,454
11.250%	10/01/10-11/01/15		147,743	166,401
			Federal Home Loan Mortgage Corp. Total	9,861,765

Federal National Mortgage Association:
7.500%	02/01/06-11/01/11		26,403	26,922
8.000%	07/01/08-07/01/09		54,152	56,798
8.250%	11/01/07		28,156	28,828
8.500%	05/01/08-09/01/21		164,769	174,182
9.000%	11/01/08-08/01/21		457,324	496,681
9.250%	05/01/16		96,368	108,044
10.000%	11/01/13-03/01/16		270,152	303,512
10.500%	09/01/07-03/01/16		277,930	312,493
To Be Announced:
6.500%	09/15/34	(i)	60,590,000	63,600,596
			Federal National Mortgage Association Total	65,108,056

Government National Mortgage Association:
8.500%	02/15/06		2,996	3,122
9.000%	08/15/08-12/15/17		1,419,125	1,579,874
9.500%	06/15/09-11/15/17		683,997	751,445
10.000%	11/15/09-09/15/21		178,577	200,077
10.500%	12/15/10-04/15/21		55,718	63,010
11.000%	12/15/09-10/15/15		324,719	367,876
11.750%	08/15/13		8,911	10,139
12.000%	05/15/14		513	589
			Government National Mortgage Association Total	2,976,132

U.S. Treasury Notes & Bonds:
4.875%	02/15/12		3,500,000	3,730,783
7.500%	11/15/24		12,000,000	15,928,128
8.875%	02/15/19		9,000,000	12,980,394
10.375%	11/15/12		52,000,000	63,819,860
10.625%	08/15/15		29,415,000	45,706,998
11.625%	11/15/04		23,600,000	24,080,307
12.500%	08/15/14		52,151,000	73,765,138
			U.S. Treasury Notes & Bonds Total	240,011,608

Total U.S. Government Agencies & Obligations (Cost of $330,974,215)				317,957,561

Convertible Bonds - 0.4%
TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES - 0.3%
Radio & Telephone Communications - 0.3%
Nortel Networks Corp.,
4.250%	09/01/08		3,640,000	3,525,850
			Radio & Telephone Communications Total	3,525,850
			TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES TOTAL	3,525,850

UTILITY - 0.1%
Independent Power Producers - 0.1%
Mirant Corp.,
2.500%	06/15/21	(e)	1,565,000	969,596
			Independent Power Producers Total	969,596
			UTILITY TOTAL	969,596
Total Convertible Bonds (Cost of $4,370,525)				4,495,446

Short-Term Obligation - 4.2%
Repurchase agreement with State Street Bank & Trust Co., dated 08/31/04, due 09/01/04 at 1.490%, collateralized by a U.S. Treasury Note and Bond with various maturities to 08/15/23, market value $53,709,369 (repurchase proceeds $52,648,179) (Cost of $52,646,000)			52,646,000	52,646,000
Total Investments - 103.6% (Cost of $1,260,837,980) (j)				1,294,648,472

Other Assets & Liabilities, Net - (3.6)%				(45,323,087)
Net Assets - 100.0%				1,249,325,385

Notes to Investment Portfolio:

(a)	Step bond. Shown parenthetically is the next interest rate to be paid.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, these securities amounted to $116,349,778, which represents 9.3% of net assets.

(c)	Variable rate security. The interest rate shown reflects the rate as of August 31, 2004.
(d)	Zero coupon bond.
(e)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. As of August 31, 2004, the value of these securities amounted to $7,500,021, which represents 0.6% of net assets.

(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(g)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants, however, under the issuer’s plan of reorganization, the issuer has guaranteed all interest due and therefore income is still being accrued. As of August 31, 2004, the value of this security represents 0.1% of net assets.

(h)	The issuer is in default of certain debt covenants. Income is not being accrued. As of August 31, 2004, the value of this security represents 0.4% of net assets.
(i)	Security purchased on a delayed delivery basis.
(j)	Cost for federal income tax purposes is $1,281,350,388.

As of August 31, 2004, the Fund had entered into the following forward currency exchange contracts:

Forward Currency Contracts to Sell		Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	13,480,000	$16,419,066	$16,620,840	09/20/04	$201,774
EUR	4,462,500	5,434,897	5,417,475	09/28/04	(17,422)
EUR	8,742,000	10,646,918	10,609,291	09/28/04	(37,627)
EUR	8,578,000	10,447,182	10,413,692	09/28/04	(33,490)
EUR	4,135,000	5,036,034	5,018,236	09/28/04	(17,798)
EUR	3,751,000	4,568,358	4,549,963	09/28/04	(18,395)
GBP	3,530,000	6,350,632	6,447,439	09/23/04	96,807
					$173,849

Acronym	Name
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great British Pound
HUF	Hungarian Forint
NOK	Norwegian Krone
PIK	Payment-In-Kind
PLN	Plish Zloty
USD	United States Dollar
ZAR	South African Rand

Columbia High Yield Opportunity Fund

Investment Portfolio

August 31, 2004  (Unaudited)

				Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes - 91.4%
AGRICULTURE - 0.4%
Agriculture Production - 0.4%
Seminis Vegetable Seeds, Inc.,
	10.250%	10/01/13		2,307,000	2,537,700
				Agriculture Production Total	2,537,700
				AGRICULTURE TOTAL	2,537,700

CONSTRUCTION - 3.1%
Building Construction - 3.1%
Associated Materials, Inc.,
	11.250%	03/01/14	(a)	1,350,000	951,750
Atrium Companies, Inc.,
Series B,
	10.500%	05/01/09		2,210,000	2,326,025
Building Materials Corp.,
	7.750%	08/01/14	(a)	1,185,000	1,149,450
D.R. Horton, Inc.,
	9.750%	09/15/10		2,400,000	2,814,000
K. Hovnanian Enterprises, Inc.:
	8.875%	04/01/12		1,435,000	1,585,675
	10.500%	10/01/07		1,930,000	2,238,800
Norcraft Companies,
	9.000%	11/01/11	(a)	1,095,000	1,171,650
Standard Pacific Corp.,
	9.250%	04/15/12		1,425,000	1,620,938
THL BuildCo, Inc.,
	8.500%	09/01/14	(a)	830,000	863,200
WII Components, Inc.,
	10.000%	02/15/12	(a)	2,180,000	2,158,200
William Lyon Homes, Inc.,
	10.750%	04/01/13		1,730,000	1,980,850
				Building Construction Total	18,860,538
				CONSTRUCTION TOTAL	18,860,538

CONSUMER STAPLES - 1.0%
Household Products - 1.0%
Elizabeth Arden, Inc.,
	7.750%	01/15/14		1,895,000	1,966,062
Playtex Products, Inc.,
	9.375%	06/01/11		3,865,000	3,922,975
				Household Products Total	5,889,037
				CONSUMER STAPLES TOTAL	5,889,037

FINANCE, INSURANCE & REAL ESTATE - 3.1%
Depository Institutions - 0.3%
Western Financial Bank,
	9.625%	05/15/12		1,475,000	1,622,500
				Depository Institutions Total	1,622,500

Financial Services - 2.0%
Dollar Financial Group,
	9.750%	11/15/11		3,075,000	3,259,500
E*Trade Financial Corp.,
	8.000%	06/15/11	(a)	1,530,000	1,552,950
Finova Group, Inc.,
	7.500%	11/15/09		3,620,700	1,792,246
Global Cash Access LLC/
Global Cash Finance Corp.,
	8.750%	03/15/12	(a)	2,035,000	2,141,837
LaBranche & Co.,
	11.000%	05/15/12	(a)	3,335,000	3,368,350
				Financial Services Total	12,114,883

Real Estate - 0.8%
La Quinta Properties,
	7.000%	08/15/12	(a)	585,000	603,281
Thornburg Mortgage, Inc.,
	8.000%	05/15/13		2,085,000	2,126,700

Trump Holdings & Funding, PIK,
	17.625%	09/15/10		2,481,086	2,493,491
				Real Estate Total	5,223,472
				FINANCE, INSURANCE & REAL ESTATE TOTAL	18,960,855

INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
SPX Corp.,
	7.500%	01/01/13		735,000	768,075
				Industrial Conglomerates Total	768,075
				INDUSTRIALS TOTAL	768,075

MANUFACTURING - 28.0%
Apparel - 1.0%
Broder Brothers Co.,
	11.250%	10/15/10		1,120,000	1,111,600
Levi Strauss & Co.,
	12.250%	12/15/12		2,035,000	2,111,312
Phillips Van-Heusen:
	7.250%	02/15/11		1,010,000	1,037,775
	8.125%	05/01/13		1,000,000	1,060,000
Warnaco, Inc.,
	8.875%	06/15/13		600,000	663,000
				Apparel Total	5,983,687

Auto Parts & Equipment - 1.9%
Accuride Corp., Series 1998 B,
	9.250%	02/01/08		1,225,000	1,255,625
Dana Corp.,
	9.000%	08/15/11		1,000,000	1,195,000
Delco Remy International, Inc.:
	9.375%	04/15/12
	11.000%	05/01/09		2,095,000	2,236,413
Dura Operating Corp.:
	8.625%	04/15/12		1,775,000	1,819,375
	9.000%	05/01/09		2,000,000	1,960,000
Goodyear Tire & Rubber Co.,
	7.857%	08/15/11		1,000,000	937,500
Rexnord Corp.,
	10.125%	12/15/12		1,360,000	1,530,000
TRW Automotive, Inc.,
	9.375%	02/15/13		559,000	645,645
				Auto Parts & Equipment Total	11,579,558

Chemicals & Allied Products - 6.1%
Avecia Group PLC,
	11.000%	07/01/09		1,195,000	947,037
BCP Caylux Holding Lux SCA,
	9.625%	06/15/14	(a)	1,410,000	1,515,750
Crompton Corp.,
	7.670%	08/01/10	(a)(b)	1,670,000	1,699,225
Equistar Chemical Funding LP,
	10.625%	05/01/11		4,125,000	4,620,000
HMP Equity Holdings Corp.,
	(c)	05/15/08		2,670,000	1,588,650
Huntsman ICI Holdings LLC,
	(c)	12/31/09		12,580,000	6,415,800
IMC Global, Inc.,
	10.875%	08/01/13		2,150,000	2,709,000
Invista,
	9.250%	05/01/12	(a)	1,390,000	1,480,350
Koppers Industries, Inc.,
	9.875%	10/15/13		1,295,000	1,430,975
Lyondell Chemical Co.,
	9.625%	05/01/07		3,715,000	3,975,050
Nova Chemicals Corp.,
	6.500%	01/15/12		780,000	789,992
Terra Capital, Inc.,
	12.875%	10/15/08		3,220,000	3,960,600
UAP Holding Corp.,
	(d)	07/15/12
	(10.750%	01/15/08)	(a)	2,190,000	1,697,250

United Agricultural Products, Inc.,
	8.250%	12/15/11	(a)	1,900,000	2,042,500
Westlake Chemical Corp.,
	8.750%	07/15/11		1,710,000	1,902,375
				Chemicals & Allied Products Total	36,774,554

Electronic & Electrical Equipment - 0.8%
Amkor Technology, Inc.:
	5.750%	06/01/06		2,110,000	1,939,850
	9.250%	02/15/08		1,510,000	1,464,700
Lucent Technologies, Inc.,
	6.450%	03/15/29		1,890,000	1,474,200
				Electronic & Electrical Equipment Total	4,878,750

Fabricated Metal - 0.4%
Earle M. Jorgensen Co.,
	9.750%	06/01/12		2,400,000	2,664,000
				Fabricated Metal Total	2,664,000

Food & Kindred Products - 2.1%
Constellation Brands, Inc.,
	8.125%	01/15/12		2,000,000	2,185,000
Del Monte Corp.,
	9.250%	05/15/11		755,000	830,500
Dole Food Co., Inc.,
	8.625%	05/01/09		2,005,000	2,125,300
Merisant Co.,
	9.500%	07/15/13	(a)	1,605,000	1,572,900
Pinnacle Foods Holdings,
	8.250%	12/01/13	(a)	2,485,000	2,385,600
Premier International Foods PLC,
	12.000%	09/01/09		1,250,000	1,325,000
Tabletop Holdings, Inc.,
	(d)	05/15/14
	(12.250%	11/15/08)	(a)	3,995,000	2,197,250
				Food & Kindred Products Total	12,621,550

Furniture & Fixtures - 0.5%
Congoleum Corp.,
	8.625%	08/01/08	(e)	1,755,000	1,386,450
Tempur-Pedic, Inc.,
	10.250%	08/15/10		1,631,000	1,834,875
				Furniture & Fixtures Total	3,221,325

Lumber & Wood Products - 0.4%
Georgia-Pacific Corp.,
	8.000%	01/15/24		600,000	649,500
Millar Western Forest Products,
	7.750%	11/15/13		1,695,000	1,750,087
				Lumber & Wood Products Total	2,399,587

Miscellaneous Manufacturing - 4.1%
Amscan Holdings, Inc.,
	8.750%	05/01/14	(a)	2,245,000	2,245,000
Fastentech, Inc.,
	11.500%	05/01/11	(a)	3,030,000	3,386,025
Hexcel Corp.,
	9.750%	01/15/09		1,800,000	1,894,500
J.B. Poindexter & Co.,
	8.750%	03/15/14	(a)	1,750,000	1,841,875
Mueller Group, Inc.,
	10.000%	05/01/12	(a)	1,065,000	1,142,212
Mueller Holdings, Inc.,
	(d)	04/15/14
	(14.750%	04/15/09)		2,625,000	1,837,500
Superior Essex Communications Group,
	9.000%	04/15/12	(a)	1,750,000	1,723,750
Tekni Plex, Inc.,
	12.750%	06/15/10		2,300,000	2,208,000
Terex Corp.,
Series 2001 B,
	10.375%	04/01/11		2,115,000	2,389,950
TriMas Corp.,
	9.875%	06/15/12		4,710,000	4,992,600

Trinity Industries, Inc.,
	6.500%	03/15/14	(a)	920,000	883,200
				Miscellaneous Manufacturing Total	24,544,612

Paper Products - 2.6%
Buckeye Technologies, Inc.:
	8.500%	10/01/13		480,000	506,400
	9.250%	09/15/08		1,980,000	1,980,000
Caraustar Industries, Inc.,
	9.875%	04/01/11		2,015,000	2,125,825
Consolidated Container Co.,
	(d)	06/15/09
	(10.750%	06/15/07)	(a)	1,700,000	1,360,000
MDP Acquisitions PLC,
	9.625%	10/01/12		2,600,000	2,931,500
Newark Group, Inc.,
	9.750%	03/15/14	(a)	1,360,000	1,326,000
Norske Skog Canada Ltd.:
	7.375%	03/01/14		695,000	705,425
	8.625%	06/15/11		1,200,000	1,299,000
Portola Packaging, Inc.,
	8.250%	02/01/12		1,485,000	1,269,675
Smurfit-Stone Container Corp.,
	8.250%	10/01/12		1,675,000	1,825,750
Solo Cup Co.,
	8.500%	02/15/14		660,000	633,600
				Paper Products Total	15,963,175

Primary Metal - 2.1%
Kaiser Aluminum & Chemical Corp.,
	10.875%	10/15/06	(f)	2,385,000	2,313,450
Metallurg, Inc.,
	11.000%	12/01/07		6,700,000	3,819,000
Oregon Steel Mills, Inc.,
	10.000%	07/15/09		985,000	1,049,025
Steel Dynamics, Inc.,
	9.500%	03/15/09		1,080,000	1,193,400
UCAR Finance, Inc.,
	10.250%	02/15/12		1,890,000	2,145,150
Wise Metals Group LLC,
	10.250%	05/15/12	(a)	2,100,000	2,121,000
				Primary Metal Total	12,641,025

Printing & Publishing - 3.6%
Dex Media, Inc.:
	(d)	11/15/13
	(9.000%	11/15/08)	(a)	1,850,000	1,355,125
	8.000%	11/15/13	(a)	450,000	465,750
Dex Media East LLC,
	12.125%	11/15/12		1,518,000	1,867,140
Dex Media West LLC,
	9.875%	08/15/13		2,027,000	2,331,050
Haights Cross Communications:
	(d)	08/15/11
	(12.500%	02/01/09)		2,325,000	1,348,500
	11.750%	08/15/11		1,250,000	1,368,750
Hollinger, Inc.,
	11.875%	03/01/11	(a)	1,589,000	1,819,405
Quebecor Media, Inc.,
	11.125%	07/15/11		3,360,000	3,864,000
Sheridan Group,
	10.250%	08/15/11	(a)	1,515,000	1,617,263
Von Hoffman Corp.,
	10.250%	03/15/09		3,825,000	4,255,313
Yell Finance BV,
	10.750%	08/01/11		1,034,000	1,204,610
				Printing & Publishing Total	21,496,906

Stone, Clay, Glass & Concrete - 1.4%
Crown European Holdings SA,
	10.875%	03/01/13		2,550,000	2,970,750

Owens-Brockway Glass Container,
	8.250%	05/15/13		1,045,000	1,105,087
Owens-Illinois, Inc.:
	7.350%	05/15/08		1,550,000	1,592,625
	7.500%	05/15/10		620,000	630,850
US Concrete, Inc.,
	8.375%	04/01/14		1,880,000	1,941,100
				Stone, Clay, Glass & Concrete Total	8,240,412

Textile Mill Products - 0.3%
Collins & Aikman Products Co.,
	9.750%	02/15/10		1,600,000	1,656,000
				Textile Mill Products Total	1,656,000

Tobacco Products - 0.2%
North Atlantic Trading,
	9.250%	03/01/12		1,545,000	1,506,375
				Tobacco Products Total	1,506,375

Transportation Equipment - 0.5%
Newcor, Inc., PIK,
	8.500%	01/01/13	(g)	847,510	516,981
QDI LLC,
	9.000%	11/15/10	(a)	2,810,000	2,599,250
				Transportation Equipment Total	3,116,231
				MANUFACTURING TOTAL	169,287,747

MINING & ENERGY - 4.8%
Oil & Gas Extraction - 3.1%
Benton Oil & Gas Co.,
	9.375%	11/01/07		2,565,000	2,616,300
Chesapeake Energy Corp.,
	7.500%	06/15/14	(a)	1,840,000	1,964,200
Compton Petroleum Corp.,
	9.900%	05/15/09		2,675,000	2,949,187
Encore Acquisition Co.,
	8.375%	06/15/12		1,870,000	2,038,300
Energy Partners Ltd.,
	8.750%	08/01/10		1,570,000	1,664,200
Ferrellgas Partners LP,
	8.750%	06/15/12		1,830,000	1,999,275
Magnum Hunter Resources, Inc.,
	9.600%	03/15/12		1,469,000	1,652,625
Pride International, Inc.,
	7.375%	07/15/14	(a)	925,000	982,813
TransTexas Gas Corp.,
	15.000%	03/15/05	(g)(h)	475,296	5
Whiting Petroleum Corp.,
	7.250%	05/01/12		2,790,000	2,803,950
				Oil & Gas Extraction Total	18,670,855

Oil & Gas Field Services - 1.7%
CHC Helicopter Corp.,
	7.375%	05/01/14	(a)	1,820,000	1,838,200
J. Ray McDermott SA,
	11.000%	12/15/13	(a)	1,920,000	1,968,000
Newpark Resources, Inc.,
	8.625%	12/15/07		2,050,000	2,080,750
Petroleum Helicopters, Inc.,
	9.375%	05/01/09		3,125,000	3,296,875
Premcor Refining Group,
	7.500%	06/15/15		1,015,000	1,080,975
				Oil & Gas Field Services Total	10,264,800
				MINING & ENERGY TOTAL	28,935,655

RETAIL TRADE - 1.9%
Apparel & Accessory Stores - 0.4%
Finlay Fine Jewelry Corp.,
	8.375%	06/01/12	(a)	1,700,000	1,810,500
Saks, Inc.,
	7.000%	12/01/13		693,000	691,267
				Apparel & Accessory Stores Total	2,501,767

Food Stores - 0.4%
Stater Brothers Holdings,
	8.125%	06/15/12	(a)	2,360,000	2,448,500
				Food Stores Total	2,448,500

Miscellaneous Retail - 1.1%
Jean Coutu Group PJC, Inc.,
	8.500%	08/01/14	(a)	1,425,000	1,430,344
Leiner Health Products,
	11.000%	06/01/12	(a)	500,000	522,500
Rite Aid Corp.,
	9.250%	06/01/13		2,830,000	2,978,575
Steinway Musical Instruments, Inc.,
	8.750%	04/15/11		1,485,000	1,603,800
				Miscellaneous Retail Total	6,535,219
				RETAIL TRADE TOTAL	11,485,486

SERVICES - 17.9%
Amusement & Recreation - 8.9%
AMF Bowling Worldwide, Inc.,
	10.000%	03/01/10	(a)	1,655,000	1,717,062
Bombardier Recreational,
	8.375%	12/15/13	(a)	2,940,000	3,028,200
Boyd Gaming Corp.,
	8.750%	04/15/12		90,000	98,550
Circus & Eldorado/Silver Legacy Capital Corp.,
	10.125%	03/01/12		1,990,000	2,064,625
Equinox Holdings, Inc.,
	9.000%	12/15/09	(a)	2,570,000	2,624,612
Hard Rock Hotel, Inc.,
	8.875%	06/01/13		2,405,000	2,555,312
Hollywood Casino Shreveport,
	13.000%	08/01/06	(h)	7,050,000	6,274,500
Inn of the Mountain Gods Resort,
	12.000%	11/15/10		2,045,000	2,310,850
K2, Inc.,
	7.375%	07/01/14	(a)	920,000	967,306
LCE Acquisition Corp.,
	9.000%	08/01/14	(a)	1,880,000	1,903,500
Marquee Holdings, Inc.,
	12.000%	08/15/14	(a)	5,745,000	3,360,825
MGM Mirage,
	8.375%	02/01/11		2,515,000	2,722,487
Mohegan Tribal Gaming Authority,
	7.125%	08/15/14	(a)	410,000	420,250
NCL Corp.,
	10.625%	07/15/14	(a)	840,000	861,000
Pinnacle Entertainment:
	8.250%	03/15/12	(a)	1,800,000	1,809,000
	8.750%	10/01/13		3,480,000	3,532,200
Premier Entertainment Biloxi Financial,
	10.750%	02/01/12	(a)	1,505,000	1,576,488
River Rock Entertainment,
	9.750%	11/01/11		2,375,000	2,517,500
Seneca Gaming Corp.,
	7.250%	05/01/12	(a)	2,265,000	2,310,300
Six Flags, Inc.,
	9.500%	02/01/09		6,230,000	5,980,800
Station Casinos, Inc.,
	6.875%	03/01/16		270,000	269,325
Town Sports International,
	(d)	02/01/14
	(11.000%	02/01/09)	(a)	3,115,000	1,495,200
Vail Resorts, Inc.,
	6.750%	02/15/14		560,000	551,600
Warner Music Group,
	7.375%	04/15/14	(a)	1,270,000	1,263,650
Wynn Las Vegas LLC,
	12.000%	11/01/10		1,004,000	1,237,430
				Amusement & Recreation Total	53,452,572

Auto Equipment & Rental Services - 0.3%
Asbury Automotive Group,
	8.000%	03/15/14		1,990,000	1,925,325
				Auto Equipment & Rental Services Total	1,925,325

Auto Parts & Equipment - 0.3%
Navistar International,
	7.500%	06/15/11		1,970,000	2,063,575
				Auto Parts & Equipment Total	2,063,575

Business Services - 0.5%
Iron Mountain, Inc.,
	7.750%	01/15/15		560,000	582,400
Language Lines Holdings, Inc.,
	11.125%	06/15/12	(a)	2,355,000	2,384,437
				Business Services Total	2,966,837

Funeral Services - 0.5%
Service Corp. International,
	7.700%	04/15/09		2,810,000	2,985,625
				Funeral Services Total	2,985,625

Health Services - 4.9%
Bio-Rad Laboratories, Inc.,
	7.500%	08/15/13		2,515,000	2,681,619
Coventry Health Care, Inc.,
	8.125%	02/15/12		3,190,000	3,540,900
InSight Health Services Corp.,
	9.875%	11/01/11		3,050,000	3,080,500
MedQuest, Inc.,
	11.875%	08/15/12		3,300,000	3,729,000
MQ Associates, Inc.,
	12.250%	08/15/12	(a)	4,385,000	2,718,700
PacifiCare Health Systems, Inc.,
	10.750%	06/01/09		707,000	820,120
Team Health, Inc.,
	9.000%	04/01/12	(a)	1,965,000	1,925,700
Tenet Healthcare Corp.:
	6.375%	12/01/11		240,000	214,800
	9.875%	07/01/14	(a)	5,385,000	5,613,863
United Surgical Partners International, Inc.,
	10.000%	12/15/11		2,600,000	2,964,000
US Oncology, Inc.,
	9.000%	08/15/12	(a)	2,280,000	2,376,900
				Health Services Total	29,666,102

Hotels, Camps & Lodging - 0.1%
Host Marriott LP,
	7.000%	08/15/12	(a)	415,000	426,413
				Hotels, Camps & Lodging Total	426,413

Other Services - 2.4%
Advanstar Communications, Inc.:
	(d)	10/15/11
	(15.000%	10/15/05)		1,825,000	1,551,250
	12.000%	02/15/11		2,220,000	2,347,650
Cornell Co.’s, Inc.,
	10.750%	07/01/12	(a)	585,000	570,375
Corrections Corp. of America,
	9.875%	05/01/09		1,415,000	1,579,494
Geo Group, Inc.,
	8.250%	07/15/13		1,260,000	1,278,900
NationsRent, Inc.,
	9.500%	10/15/10	(a)	3,260,000	3,488,200
Securus Technologies, Inc.,
	11.000%	09/01/11	(a)(i)	2,205,000	2,160,900
Williams Scotsman, Inc.,
	9.875%	06/01/07		1,415,000	1,404,388
				Other Services Total	14,381,157
				SERVICES TOTAL	107,867,606

TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES - 25.7%
Aerospace - 1.4%
Argo Tech Corp.,
	9.250%	06/01/11	(a)	1,450,000	1,529,750
BE Aerospace, Inc.,
	8.875%	05/01/11		2,080,000	2,028,000
Condor Systems, Inc.,
	11.875%	05/01/09	(f)(g)	4,000,000	280,000
Sequa Corp.,
	8.875%	04/01/08		1,458,000	1,567,350
Standard Aero Holdings, Inc.,
	8.250%	09/01/14	(a)	1,495,000	1,532,375
TransDigm, Inc.,
	8.375%	07/15/11		1,660,000	1,751,300
				Aerospace Total	8,688,775

Air Transportation - 1.2%
Continental Airlines, Inc.,
	7.568%	12/01/06		2,980,000	2,115,800
Delta Airlines, Inc.,
	7.900%	12/15/09		3,480,000	1,113,600
Northwest Airlines Corp.,
	9.875%	03/15/07		3,100,000	2,340,500
United Airlines,
	1.535%	03/02/49	(b)	2,380,905	1,880,915
				Air Transportation Total	7,450,815

Broadcasting - 1.6%
Granite Broadcasting Corp.,
	9.750%	12/01/10		3,140,000	2,959,450
Sinclair Broadcast Group, Inc.,
	8.750%	12/15/11		800,000	864,000
TV Azteca SA de CV,
	10.500%	02/15/07		4,070,000	4,171,750
XM Satellite Radio Holdings, Inc.,
	7.194%	05/01/09	(b)	1,675,000	1,687,563
				Broadcasting Total	9,682,763

Cable - 4.8%
Atlantic Broadband Financial,
	9.375%	01/15/14	(a)	2,605,000	2,422,650
Cablevision System Corp.,
	5.670%	04/01/09	(a)(b)	1,945,000	1,993,625
Charter Communications Holdings LLC:
	9.920%	04/01/11		11,100,000	8,796,750
	10.250%	09/15/10	(a)	1,500,000	1,548,750
CSC Holdings, Inc.:
	6.750%	04/15/12	(a)	1,130,000	1,118,700
	7.625%	04/01/11		95,000	99,038
DirecTV Holdings Finance,
	8.375%	03/15/13		495,000	563,062
EchoStar DBS Corp.,
	6.375%	10/01/11		685,000	687,569
Insight Communications Co.,
	(d)	02/15/11
	(12.250%	02/15/06)		2,295,000	2,031,075
Insight Midwest,
	9.750%	10/01/09		1,255,000	1,311,475
Northland Cable Television, Inc.,
	10.250%	11/15/07		3,650,000	3,558,750
Panamsat Corp.,
	9.000%	08/15/14	(a)	1,070,000	1,112,800
Pegasus Satellite Communications, Inc.,
	11.250%	01/15/10	(a)(f)	2,825,000	1,857,438
Telenet Group Holding NV,
	(d)	06/15/14
	(11.500%	12/15/08)	(a)	3,045,000	2,017,313
				Cable Total	29,118,995

Electric, Gas & Sanitary Services - 0.9%
Allied Waste North America, Inc.:
	7.875%	04/15/13		2,955,000	3,117,525
	8.500%	12/01/08		495,000	543,262
Waste Services, Inc.,
	9.500%	04/15/14	(a)	2,025,000	1,802,250
Electric, Gas & Sanitary Services Total					5,463,037

Electric Services - 1.7%
Beaver Valley Funding Corp.,
	9.000%	06/01/17		2,210,000	2,574,120
CMS Energy Corp.,
	8.900%	07/15/08		1,990,000	2,169,100
Illinova Power Corp.,
	11.500%	12/15/10		1,375,000	1,646,563
Mission Energy Holding,
	13.500%	07/15/08		825,000	1,041,563
Nevada Power Co.:
	9.000%	08/15/13		985,000	1,100,738
	10.875%	10/15/09		1,765,000	2,034,162
Electric Services Total					10,566,246

Marine Services - 0.8%
Stena AB:
	7.500%	11/01/13		2,675,000	2,661,625
	9.625%	12/01/12		1,630,000	1,810,115
Marine Services Total					4,471,740

Marine Transportation - 0.7%
Ship Finance International Ltd.,
	8.500%	12/15/13		3,405,000	3,283,748
Teekay Shipping Corp.,
	8.875%	07/15/11		865,000	964,475
Marine Transportation Total					4,248,223

Pipelines - 2.7%
Coastal Corp.,
	7.750%	06/15/10		4,840,000	4,658,500
Northwest Pipeline Corp.,
	8.125%	03/01/10		1,040,000	1,167,400
Sonat, Inc.:
	6.875%	06/01/05		1,500,000	1,515,000
	7.625%	07/15/11		4,965,000	4,766,400
Southern Natural Gas,
	8.875%	03/15/10		1,630,000	1,833,750
Williams Companies, Inc.,
	8.125%	03/15/12		1,935,000	2,225,250
Pipelines Total					16,166,300

Radio & Telephone Communications - 5.6%
American Cellular Corp.,
Series B,
	10.000%	08/01/11		1,955,000	1,603,100
American Towers, Inc.,
	7.250%	12/01/11		1,060,000	1,091,800
Cincinnati Bell, Inc.,
	8.375%	01/15/14		2,455,000	2,172,675
Dobson Communications Corp.,
	8.875%	10/01/13		3,230,000	2,228,700
Horizon PCS, Inc.,
	13.750%	06/15/11	(a)(f)	3,300,000	1,221,000
iPCS Escrow Co.,
	11.500%	05/01/12	(a)	910,000	955,500
Nextel Communications, Inc.,
	7.375%	08/01/15		2,000,000	2,090,000
Nextel Partners, Inc.,
	8.125%	07/01/11		3,250,000	3,396,250
Rogers Cantel, Inc.,
	9.750%	06/01/16		3,215,000	3,681,175
Rural Cellular Corp.,
	8.250%	03/15/12	(a)	1,355,000	1,375,325

SBA Communications Corp.:
	(d)	12/15/11
	(9.750%	12/15/07)		800,000	624,000
	10.250%	02/01/09		4,045,000	4,267,475
Spectrasite, Inc.,
	8.250%	05/15/10		1,690,000	1,768,163
Ubiquitel Operating Co.,
	9.875%	03/01/11		1,490,000	1,516,075
US Unwired, Inc.,
Series B,
	10.000%	06/15/12		2,770,000	2,839,250
Western Wireless Corp.,
	9.250%	07/15/13		2,660,000	2,753,100
Radio & Telephone Communications Total					33,583,588

Railroad - 0.6%
Railworks Corp.,
	11.500%	04/15/09	(h)	600,000	30,000
TFM SA de CV,
	12.500%	06/15/12		3,030,000	3,340,575
Railroad Total					3,370,575

Telecommunication Services - 3.5%
Axtel SA,
	11.000%	12/15/13		2,580,000	2,618,700
Carrier1 International SA,
	13.250%	02/15/09	(f)	6,000,000	540,000
Fairpoint Communications,
	11.875%	03/01/10		1,150,000	1,316,750
Qwest Capital Funding:
	7.250%	02/15/11		6,375,000	5,450,625
	7.750%	02/15/31		2,385,000	1,758,938
Qwest Services Corp.,
	13.500%	12/15/10	(a)	5,445,000	6,275,363
Time Warner Telecom, Inc.:
	9.750%	07/15/08		1,460,000	1,408,900
	10.125%	02/01/11		1,760,000	1,663,200
Telecommunication Services Total					21,032,476

Transportation Services - 0.2%
Allied Holdings, Inc.,
Series 1997 B,
	8.625%	10/01/07		1,835,000	1,468,000
Transportation Services Total					1,468,000
TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES TOTAL					155,311,533

UTILITY - 5.4%
Independent Power Producers - 5.4%
AES Corp.:
	9.000%	05/15/15	(a)	3,115,000	3,465,437
	9.500%	06/01/09		1,253,000	1,387,697
Caithness Coso Funding Corp.,
	9.050%	12/15/09		3,381,457	3,719,603
Calpine Corp.,
	8.500%	07/15/10	(a)	2,750,000	2,158,750
Calpine Canada Energy Finance,
	8.500%	05/01/08		1,065,000	681,600
Calpine Generating Co.:
	10.250%	04/01/11	(a)(b)	2,505,000	2,204,400
	11.500%	04/01/11	(a)	2,785,000	2,395,100
Dynegy Holdings, Inc.:
	6.875%	04/01/11		2,475,000	2,264,625
	9.875%	07/15/10	(a)	1,230,000	1,371,450
Edison Mission Energy,
	9.875%	04/15/11		3,090,000	3,553,500
MSW Energy Holdings Finance:
	7.375%	09/01/10		910,000	946,400
	8.500%	09/01/10		2,260,000	2,463,400
Orion Power Holdings, Inc.,
	12.000%	05/01/10		2,100,000	2,625,000
PSE&G Energy Holdings, Inc.,
	8.625%	02/15/08		2,955,000	3,235,725
Independent Power Producers Total					32,472,687
UTILITY TOTAL					32,472,687

Total Corporate Fixed-Income Bonds & Notes
(Cost of $557,154,519)					552,376,919

Convertible Bonds - 0.9%
MANUFACTURING - 0.7%
Electronic & Electrical Equipment - 0.7%
Nortel Networks Ltd.,
	4.250%	09/01/08		4,240,000	4,107,034
Electronic & Electrical Equipment Total					4,107,034
MANUFACTURING TOTAL					4,107,034

UTILITY - 0.2%
Independent Power Producers - 0.2%
Mirant Corp.,
	2.500%	06/15/21	(f)	2,125,000	1,316,544
Independent Power Producers Total					1,316,544
UTILITY TOTAL					1,316,544

Total Convertible Bonds
(Cost of $5,339,693)					5,423,578

				Shares
Preferred Stocks - 2.8%
FINANCE, INSURANCE & REAL ESTATE - 0.6%
Real Estate - 0.6%
iStar Financial:
Series E,
	7.875%			86,769	2,182,787
Series F,
	7.800%			57,000	1,421,437
Real Estate Total					3,604,224
FINANCE, INSURANCE & REAL ESTATE TOTAL					3,604,224

MANUFACTURING - 0.6%
Printing & Publishing - 0.6%
PriMedia, Inc.:
Series D,
	10.000%			17,700	1,637,250
Series F,
	9.200%			20,390	1,753,540
Series H,
	8.625%			220	18,920
Printing & Publishing Total					3,409,710
MANUFACTURING TOTAL					3,409,710

TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES - 1.6%
Broadcasting - 1.1%
Spanish Broadcasting System, Inc.,
	10.750%			6,120	6,640,200
Broadcasting Total					6,640,200

Communication Services - 0.0%
PTV, Inc.				19	91
Communication Services Total					91

Electric Services - 0.5%
TNP Enterprises, Inc.,				2,600	3,107,000
Electric, Gas & Sanitary Services Total					3,107,000
TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES TOTAL					9,747,291

Total Preferred Stocks
(Cost of $16,382,271)					16,761,225

Common Stocks (j) - 2.5%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.2%
Goodyear Tire & Rubber Co.			110,000	1,207,800
Auto Components Total				1,207,800

Hotels, Retaurants & Leisure - 0.1%
Alliance Gaming Corp.			55,000	820,050
Hotels, Restaurants & Leisure Total				820,050
CONSUMER DISCRETIONARY TOTAL				2,027,850

MANUFACTURING - 0.1%
Printing & Publishing - 0.1%
Haights Cross Communications, Inc.			18,220	892,780
Printing & Publishing Total				892,780
MANUFACTURING TOTAL				892,780

MINING & ENERGY - 0.0%
Crude Petroleum & Natural Gas - 0.0%
Coho Energy, Inc.		(k)	750	—
Horizon Natural Resources Co.		(g)	16,000	16
Crude Petroleum & Natural Gas Total				16

Oil & Gas Extraction - 0.0%
Orion Refining Corp.		(g)(l)	10	—
Oil & Gas Extraction Total				—
MINING & ENERGY TOTAL				16

TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES - 1.9%
Cable - 0.4%
NTL, Inc.			46,154	2,506,624
Ono Finance PLC		(a)(g)(l)	5,700	—
Cable Total				2,506,624

Electric, Gas & Sanitary Services - 0.1%
Allied Waste Industries, Inc.			72,500	742,400
Electric, Gas & Sanitary Services Total				742,400

Electric Services - 0.0%
BayCorp Holdings Ltd.			3	34
Electric Services Total				34

Pollution Control - 0.7%
EnviroSource, Inc.		(g)	50,004	4,000,320
Fairlane Management Corp.		(g)(l)	50,004	—
Pollution Control Total				4,000,320

Radio & Telephone Communications - 0.7%
Airgate PCS, Inc.			22,468	388,696
Nextel Communications, Inc., Class A			100,000	2,319,000
SBA Communications Corp.			235,910	1,226,732
Radio & Telephone Communications Total				3,934,428
TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES TOTAL				11,183,806

UTILITY - 0.2%
Independent Power Producers - 0.2%
Dynegy, Inc., Class A			233,000	1,015,880
Independent Power Producers Total				1,015,880
UTILITY TOTAL				1,015,880
Total Common Stocks
(Cost of $14,880,881)				15,120,332

			Units
Warrants (j) - 0.0%
MANUFACTURING - 0.0%
Printing & Publishing - 0.0%
Haights Cross Communications, Inc.:
expires	12/10/11	(k)	20	—
expires	12/10/12		18,044	361
Printing & Publishing Total				361
MANUFACTURING TOTAL				361

RETAIL STORES - 0.0%
Food Stores - 0.0%
Pathmark Stores, Inc.,
	expires	09/19/10		58,758	38,193
Food Stores Total					38,193
RETAIL STORES TOTAL					38,193

TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES - 0.0%
Aerospace - 0.0%
Loral Space & Communications Ltd.,
	expires	01/15/07		12,000	120
Aerospace Total					120

Broadcasting - 0.0%
XM Satellite Radio Holdings, Inc.,
	expires	03/15/10	(a)	2,435	136,360
Broadcasting Total					136,360

Cable - 0.0%
Cable Satisfaction International, Inc.,
	expires	03/01/05	(a)(g)(l)	7,550	—
Ono Finance PLC,
	expires	02/15/11	(a)(g)(l)	1,200	—
Cable Total					—

Motor Freight & Warehousing - 0.0%
QDI LLC,
	expires	06/15/06	(a)(g)	10,207	12,146
Motor Freight & Warehousing Total					12,146

Radio & Telephone Communications - 0.0%
Carrier1 International SA,
	expires	02/19/09	(a)(g)(f)(l)	2,780	—
iPCS, Inc.,
	expires	07/15/10	(a)(g)(l)	2,500	—
MetroNet Communications Corp.,
	expires	08/15/07	(a)(g)(l)	1,250	—
UbiquiTel, Inc.,
	expires	04/15/10	(a)(g)(l)	5,250	—
Radio & Telephone Communications Total					—

Telecommunication Services - 0.0%
Horizon PCS, Inc.,
	expires	10/01/10	(a)(g)(l)	4,705	—
Jazztel PLC,
	expires	07/15/10	(a)(g)(l)	EUR 1,435	—
Telecommunication Services Total					—
TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES TOTAL					148,626

Total Warrants
(Cost of $8,220,915)					187,180

	Par ($)
Short-Term Obligation - 1.5%
Repurchase agreement with State Street
Bank & Trust Co., dated 08/31/04, due
09/01/04 at 1.490%, collateralized by a
U.S. Government Note maturing 06/15/09,
market value $9,000,769
(repurchase proceeds $8,824,365)
(cost of $8,824,000)	8,824,000	8,824,000
Total Investments - 99.1%
(Cost of $610,802,279) (m)		598,693,234

Other Assets & Liabilities, Net - 0.9%		5,575,356
Net Assets - 100.0%		604,268,590

Notes to Investment Portfolio:

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, these securities amounted to $148,911,767, which represents 24.5% of net assets.

(b)	Variable rate security. The interest rate shown reflects the rate as of August, 31, 2004.
(c)	Zero coupon bond.

(d)	Step bond. Shown parenthetically is the next interest rate to be paid.
(e)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants, however, under the issuer’s plan of reorganization, the issuer has guaranteed all interest due and therefore income is still being accrued. As of August 31, 2004, the value of this security represents 0.2% of net assets.

(f)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. As of August 31, 2004, the value of these securities amounted to $5,214,982, which represents 0.9% of net assets.

(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(h)	The issuer is in default of certain debt covenants. Income is not being accrued. As of August 31, 2004, the value of these securities amounted to $8,185,420, which represents 1.4% of net assets.
(i)	Security purchased on a delayed delivery basis.
(j)	Non-income producing security.
(k)	Rounds to less than $1.
(l)	Security has no value.
(m)	Cost for federal income tax purposes is $610,732,711.

Acronym	Name
EUR	Euro Currency
PIK	Payment-In-Kind

Item 2. Controls and Procedures.

(a)        The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust I

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	October 28, 2004